Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and Fee Income
Loans, including fees	$ 10,696,562	$ 10,915,275
Debt securities
Taxable	584,342	465,419
Tax-exempt	1,446,810	1,253,011
Mortgage-backed securities	1,129,544	884,229
Other	10,021	11,468
Total interest income	13,867,279	13,529,402
Interest Expense
Deposits	2,862,768	3,942,161
Short-term borrowings	16,187	11,159
Federal Home Loan Bank advances	473
Total interest expense	2,879,428	3,953,320
Net Interest Income	10,987,851	9,576,082
Provision for loan losses	625,000	1,725,000
Net Interest Income After Provision for Loan Losses	10,362,851	7,851,082
Noninterest Income
Fiduciary activities	236,838	205,746
Commission income	1,332,247	1,072,276
Service charges on deposit accounts	922,916	1,000,534
Mortgage banking operations, net	304,793	521,452
Net realized gains on sales of available-for-sale securities	281,810	451,805
Loan servicing fees	369,046	369,733
Increase in cash surrender value of life insurance	156,112	171,863
Other	392,121	403,796
Total noninterest income	3,995,883	4,197,205
Noninterest Expense
Salaries and employee benefits	6,229,964	5,865,742
Occupancy and equipment	1,010,415	1,023,853
Data processing and telecommunications	560,396	475,867
Professional	195,870	181,922
Marketing	115,790	130,994
Postage and office supplies	281,595	279,349
Deposit insurance premium	228,925	417,993
Impairment on mortgage servicing rights asset	58,818	100,809
Other	1,132,184	1,099,818
Total noninterest expense	9,813,957	9,576,347
Income Before Income Taxes	4,544,777	2,471,940
Provision for Income Taxes	1,259,094	405,480
Net Income	$ 3,285,683	$ 2,066,460
Basic Earnings Per Share	$ 1.74	$ 1.09
Diluted Earnings Per Share	$ 1.74	$ 1.08
Cash Dividends Per Share	$ 0.3	$ 0.3